Net Income (Loss) Per Share (Details) - USD ($)			2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 18, 2014
Net Income (loss)		$ (23,235)	$ (315,602)	$ (293,237)	$ (353,605)	$ (32,281)		$ (70)
Weighted-average common shares outstanding basic
Weighted-average common shares outstanding- basic and diluted (in shares)			3,113,856	208,779,424
Metu Brands, Inc [Member]
Net Income (loss)	$ (23,235)					$ (32,281)	$ (23,235)	$ (70)
Weighted-average common shares outstanding basic
Weighted-average common stock (in shares)						5,000,929	11,144
Stock options exercised						$ 0	$ 0
Preferred stock						$ 27,100,000	$ 27,100,000
Weighted-average common shares outstanding- basic and diluted (in shares)	11,144					5,000,929	10,000	11,144